Reinsurance (Tables)	12 Months Ended
Dec. 31, 2020
Unpaid Loss and Loss Adjustment Expense
Reinsurance recoverable

Amounts recoverable from reinsurers are recognized in a manner consistent with the claims liabilities associated with the reinsurance placement and presented on the balance sheet as reinsurance recoverable. Such balance as of December 31, 2020 and 2019 are presented in the table below ($ in millions).

	December 31,
	2020	2019
Reinsurance recoverable on paid losses	$12.7	$1.8
Ceded unpaid loss and LAE	36.3	18.5
Total reinsurance recoverable	$49.0	$20.3
The Company has the following unsecured reinsurance recoverable balances from reinsurers at December 31, 2020 and 2019 with all but one having an A.M. Best rating of A (Excellent) or better ($ in millions):

AM Best		December 31,
Rating	Reinsurer	2020	2019
A+	Hannover Rueck SE	$22.2	$2.3
A	MAPFRE Re, Compania De Reaseguros S.A.	6.8	—
A+	Swiss Reinsurance America Corporation	5.8	—
A++	Tokio Marine & Nichido Fire Insurance Company Limited	3.9	—
NR	Lloyd’s Underwriter Syndicate no. 1084 CSL	3.0	0.8
A+	Arch Reinsurance Limited	2.7	—
A+	Munich Reinsurance America Inc	1.6	1.7
A	Lloyd's Underwriter Syndicate no. 0033 HIS	1.6	1.7
A	Lloyd's Underwriter Syndicate no. 2357 NCL	1.6	1.7
A	Hiscox Insurance Company (Bermuda) Ltd	1.2	1.3
NR	Lloyd's Underwriter Syndicate no. 2001 AML	1.2	1.3
		51.6	10.8
	Other reinsurers	5.1	3.7
		$56.7	$14.5

Impact of reinsurance

The impact of reinsurance treaties on the Company’s consolidated financial statements is as follows ($ in millions):

	December 31,
	2020	2019	2018
Premium written:
Direct	$214.4	$115.8	$46.8
Ceded	(171.7)	(11.2)	(5.6)
Net premium written	$42.7	$104.6	$41.2
Premium earned:
Direct	$158.7	$75.5	$25.3
Ceded	(81.4)	(11.7)	(4.1)
Net premium earned	$77.3	$63.8	$21.2
Loss and LAE incurred:
Direct	$113.4	$59.7	$28.6
Ceded	(58.7)	(13.9)	(13.4)
Net loss and LAE incurred	$54.7	$45.8	$15.2